Investments	12 Months Ended
Dec. 31, 2018
Investments
Investments

5. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Short-term investments
- Debt securities - held-to-maturity investments	8,403,612	4,723,612	687,021
- Equity securities without readily determinable fair values	14,800,000	—	—
Total short-term investments	23,203,612	4,723,612	687,021
Long-term investments
- Equity securities without readily determinable fair values	50,450,000	58,950,000	8,573,922
Total investments	73,653,612	63,673,612	9,260,943

Debt securities consist of investments in trust products that have stated maturity and normally pay a prospective fixed rate of return, and are carried at amortized cost. The Group recorded investment income on these investments of RMB8,578,449,  RMB2,809,517 and RMB717,616 for the years ended December 31, 2016, 2017 and 2018, respectively.

The gross unrecognized gain was RMB915,933,  nil and nil December 31, 2015, 2016 and 2017, respectively, representing the difference between the estimated fair value and carrying amount of the held-to-maturity investments.

As of December 31, 2017 and 2018, investments in equity securities without readily determinable fair value were RMB65,250,000 and RMB58,950,000, respectively. As of December 31, 2018, the Group's investment consist of investment in privately-held companies of RMB48,950,000 and limited partnership in private equity funds of RMB10,000,000. There have been no adjustments for price changes to the equity investments without readily determinable fair values for the year ended December 31, 2018, except an impairment loss of RMB1,500,000 recognized upon disposal of one investment in equity securities.